Fair Value Measurements 1 (Details) (USD $)	12 Months Ended																															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 21, 2011 Scantron Segment [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Nov. 01, 2011 Fair Value, Measurements, Nonrecurring [Member] Scantron Segment [Member]	Nov. 01, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member] Scantron Segment [Member]	Nov. 01, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Scantron Segment [Member]	Nov. 01, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Scantron Segment [Member]	Dec. 31, 2011 US Treasury Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 US Treasury Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 US Treasury Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 US Treasury Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Equity Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Equity Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Equity Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Equity Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Equity Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Equity Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Equity Securities [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] Scantron Segment [Member]	Dec. 21, 2011 Predecessor [Member] Fair Value, Measurements, Nonrecurring [Member] Scantron Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure								$ 281,900,000	$ 0	$ 0	$ 281,900,000
Goodwill, Impairment Loss	0	0	102,200,000																													102,200,000	102,200,000	102,200,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure								6,800,000	0	0	6,800,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)																																		4,200,000
Available-for-sale Securities, Fair Value Disclosure												56,600,000	56,600,000	0	0	100,000	100,000	100,000	100,000	0	0	0	0
Interest Rate Cash Flow Hedge Liability at Fair Value																								1,300,000	9,000,000	0	0	1,300,000	9,000,000	0	0
Contingent Consideration Arrangements Fair Value Disclosure				$ 600,000	$ 0	$ 0	$ 600,000